Loans	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
LOANS

NOTE 4 – LOANS

Loans at year-end were as follows:

	December 31,	December 31,
	2013	2012

Commercial	$37,526	$25,408
Real estate:
Single-family residential	32,219	43,058
Multi-family residential	32,197	21,576
Commercial	83,752	54,291
Construction	11,465	14
Consumer:
Home equity lines of credit	14,851	12,963
Other	860	970
Subtotal	212,870	158,280
Less: ALLL	(5,729)	(5,237)

Loans, net	$207,141	$153,043

Mortgage Purchase Program

On December 11, 2012 CFBank entered into a Mortgage Purchase Program with Northpointe Bank (Northpointe), a Michigan banking corporation.  At December 31, 2013 and 2012, CFBank held $12,743 and $25,373,  of such loans which have been included in single-family residential loan totals above. Through a participation agreement, CFBank agreed to purchase an 80% interest from Northpointe fully underwritten and pre-sold mortgage loans originated by various prescreened mortgage brokers located throughout the U.S.  The participation agreement provides for CFBank to purchase individually (MERS registered) loans from Northpointe and hold them until funded by the end investor. The mortgage loan investors include Fannie Mae and Freddie Mac, and other major financial institutions such as  Wells Fargo Bank.  This process on average takes approximately 14 days.  Given the short term nature of each of these individual loans common credit risks such as the following are substantially reduced: past due, impairment and TDR, nonperforming, and nonaccrual classification.  No allowance is allocated to these loans.  The maximum aggregate purchase investment shall not exceed $15 million, as of December 31, 2013.  NorthPointe maintains a 20% ownership interest in each loan it participates. The agreement further calls for full control to be relinquished by the Broker to NorthPointe and its Participants with recourse to the broker after 120 days, at the sole discretion of Northpointe.  As such, these purchased loans are classified as portfolio loans.  These loans are 100% risk rated for CFBank capital adequacy purposes.

The ALLL is a valuation allowance for probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions and other factors. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors described in Note 1 of the Notes to Consolidated Financial Statements.

The following tables present the activity in the ALLL by portfolio segment for the year ended December 31, 2013, 2012 and 2011:

	December 31, 2013
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237
Addition to (reduction in) provision for loan losses	407	(51)	(163)	319	119	(114)	(21)	496
Charge-offs	-	(164)	(59)	(6)	-	(17)	(6)	(252)
Recoveries	41	3	88	66	-	29	21	248
Ending balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729

	December 31, 2012
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$2,281	$207	$1,470	$1,863	$-	$272	$17	$6,110
Addition to (reduction in) provision for loan losses	(1,251)	180	700	1,412	-	78	10	1,129
Charge-offs	(99)	(64)	(796)	(1,467)	-	(126)	(39)	(2,591)
Recoveries	380	9	22	138	-	17	23	589
Ending balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237

	December 31, 2011
		Real Estate				Consumer
		Single-	Multi-			Home Equity
	Commercial	family	family	Commercial	Construction	lines of credit	Other	Total

Beginning balance	$1,879	$241	$2,520	$4,719	$74	$303	$22	$9,758
Addition to (reduction in) provision for loan losses	1,481	83	2,108	(406)	(74)	183	-	3,375
Charge-offs	(1,296)	(124)	(3,167)	(2,652)	-	(241)	(18)	(7,498)
Recoveries	214	7	9	202	-	27	13	472
Reclass of ALLL on loan-related commitments (1)	3	-	-	-	-	-	-	3
Ending balance	$2,281	$207	$1,470	$1,863	$-	$272	$17	$6,110

(1)	Reclassified from (to) accrued interest payable and other liabilities in the consolidated balance sheet

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$532	$-	$402	$191	$-	$-	$-	$1,125
Collectively evaluated for impairment	1,227	120	860	2,134	119	139	5	4,604
Total ending allowance balance	$1,759	$120	$1,262	$2,325	$119	$139	$5	$5,729

Loans:
Individually evaluated for impairment	$992	$317	$1,759	$5,845	$-	$-	$-	$8,913
Collectively evaluated for impairment	36,534	31,902	30,438	77,907	11,465	14,851	860	203,957
Total ending loan balance	$37,526	$32,219	$32,197	$83,752	$11,465	$14,851	$860	$212,870

The following table presents the balance in the ALLL and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012:

		Real Estate				Consumer
	Commercial	Single- family	Multi- family	Commercial	Construction	Home Equity lines of credit	Other	Total
ALLL:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$609	$71	$24	$126	$-	$-	$-	$830
Collectively evaluated for impairment	702	261	1,372	1,820	-	241	11	4,407
Total ending allowance balance	$1,311	$332	$1,396	$1,946	$-	$241	$11	$5,237

Loans:
Individually evaluated for impairment	1,091	129	2,167	6,467	-	-	-	9,854
Collectively evaluated for impairment	24,317	42,929	19,409	47,824	14	12,963	970	148,426
Total ending loan balance	$25,408	$43,058	$21,576	$54,291	$14	$12,963	$970	$158,280

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2013. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$135	$120	$-	$292	$-
Real estate:
Single-family residential	352	191	-	-	-
Multi-family residential	-	-	-	185	-
Commercial:
Non-owner occupied	2,022	1,453	-	1,895	-
Owner occupied	2,021	1,070	-	1,392	-
Land	-	-	-	423	-
Construction	-	-	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-	-
Purchased for portfolio	-	-	-	-	-
Other	-	-	-	-	-
Total with no allowance recorded	4,530	2,834	-	4,187	-

With an allowance recorded:
Commercial	872	872	532	815	26
Real estate:
Single-family residential	126	126	-	454	8
Multi-family residential	1,759	1,759	402	1,880	4
Commercial:
Non-owner occupied	2,158	2,158	46	2,191	139
Owner occupied	397	397	7	162	24
Land	812	767	138	370	22
Construction
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Other	-	-	-	-
Total with an allowance recorded	6,124	6,079	1,125	5,872	223
Total	$10,654	$8,913	$1,125	$10,059	$223

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2012. The unpaid principal balance is the contractual principal balance outstanding. The recorded investment is the unpaid principal balance adjusted for partial charge-offs, purchase premiums and discounts, deferred loan fees and costs and includes accrued interest.

	Unpaid Principal Balance	Recorded Investment	ALLL Allocated	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$136	$121	$-	$503	$-
Real estate:
Single-family residential	-	-	-	-	-
Multi-family residential	2,001	1,879	-	2,223	-
Commercial:
Non-owner occupied	3,000	2,195	-	1,819	-
Owner occupied	2,195	1,244	-	1,258	-
Land	-	-	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Other	-	-	-	-
Total with no allowance recorded	7,332	5,439	-	5,803	-

With an allowance recorded:
Commercial	970	970	609	658	5
Real estate:
Single-family residential	129	129	71	129	2
Multi-family residential	288	288	24	1,975	1
Commercial:
Non-owner occupied	2,239	2,239	105	2,650	56
Owner occupied	396	396	7	397	6
Land	438	393	14	396	6
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-	-
Purchased for portfolio	-	-	-	-
Total with an allowance recorded	4,460	4,415	830	6,205	76
Total	$11,792	$9,854	$830	$12,008	$76

The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2013 and 2012:

	December 31,	December 31,
	2013	2012
Nonaccrual loans:
Commercial	$563	$714
Real estate:
Single-family residential	479	113
Multi-family residential	1,701	2,082
Commercial:
Non-owner occupied	1,453	2,195
Owner occupied	1,070	1,243
Land	420	-
Consumer:
Home equity lines of credit:
Originated for portfolio	52	-
Purchased for portfolio	-	9
Total nonaccrual and nonperforming loans	$5,738	$6,356

Nonaccrual loans include both smaller balance single-family mortgage and consumer loans that are collectively evaluated for impairment and individually classified impaired loans. There were no loans 90 days or more past due and still accruing interest at December 31, 2013 or December 31, 2012.

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2013:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$-	$121	$121	$37,405	$442
Real estate:
Single-family residential	352	268	247	867	31,352	232
Multi-family residential	-	-	-	-	32,197	1,701
Commercial:
Non-owner occupied	-	-	923	923	42,199	530
Owner occupied	-	-	-	-	35,202	1,070
Land	-	-	420	420	5,008	-
Construction	-	-	-	-	11,465	-
Consumer:
Home equity lines of credit:
Originated for portfolio	52	-	-	52	12,930	52
Purchased for portfolio	123	-	-	123	1,746	-
Other	2	11	-	13	847	-
Total	$529	$279	$1,711	$2,519	$210,351	$4,027

The following table presents the aging of the recorded investment in past due loans by class of loans as of December 31, 2012:

	30 - 59 Days Past Due	60 - 89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Nonaccrual Loans Not > 90 days Past Due

Commercial	$-	$65	$121	$186	$25,222	$593
Real estate:
Single-family residential	1,105	122	74	1,301	41,757	39
Multi-family residential	-	-	-	-	21,576	2,082
Commercial:
Non-owner occupied	40	-	1,611	1,651	28,299	583
Owner occupied	-	-	-	-	19,774	1,244
Land	-	-	-	-	4,568	-
Construction	-	-	-	-	14	-
Consumer:
Home equity lines of credit:
Originated for portfolio	20	-	-	20	10,699	-
Purchased for portfolio	-	-	9	9	2,235	-
Other	18	-	-	18	951	-
Total	$1,183	$187	$1,815	$3,185	$155,095	$4,541

TDRs:

The Company allocated $998 and $830 of specific reserves to loans whose terms have been modified in TDRs as of December 31, 2013 and 2012, respectively.  The Company had not committed to lend additional amounts as of December 31, 2013 or 2012 to customers with outstanding loans that are classified as TDRs.

During the year ended December 31, 2013, the terms of certain loans were modified as TDRs, where concessions had been granted to borrowers experiencing financial difficulties. The modification of the terms of such loans may have included one or a combination of the following: a reduction of the stated interest rate of the loan; an increase in the stated rate of interest lower than the current market rate for new debt with similar risk; an extension of the maturity date; or a change in the payment terms.

There were three loan modifications involving a reduction of the stated interest rate.  Modifications involving an extension of the maturity date were for periods ranging from 2 months to 5 years.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2013:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	1	$126	$126
Real estate:
Single-family residential	1	346	350
Multi-family residential	1	1,760	1,701
Commercial:
Non-owner occupied	-	-	-
Owner occupied	1	237	239
Land	-	-	-
Construction	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-
Purchased for portfolio	-	-	-
Other	-	-	-
	4	$2,469	$2,416

The TDRs described above resulted in charge-offs of $220 during the year ended December 31, 2013.

The following table presents loans modified as TDRs by class of loans during the year ended December 31, 2012:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	2	$319	$319
Real estate:
Single-family residential	1	132	138
Multi-family residential	1	2,017	203
Commercial:
Non-owner occupied	1	478	428
Owner occupied	-	-	-
Land	-	-	-
Construction	-	-	-
Consumer:
Home equity lines of credit:
Originated for portfolio	-	-	-
Purchased for portfolio	-	-	-
Other	-	-	-
	5	$2,946	$1,088

The TDRs described above increased the allowance for loan losses by $97 and resulted in charge-offs of $797 during the year ended December 31, 2012.

During the year ending 2013, there was one single-family mortgage loan with a total recorded investment of $196 at December 31, 2013 which had been modified as a TDR in May 2013 for which there was a payment default within twelve months following the modification. There were no loans classified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ending 2012.

The terms of certain other loans were modified during the year ended December 31, 2013 and 2012 that did not meet the definition of a TDR. These loans had a total recorded investment of $17,835 and $13,298 as of December 31, 2013 and 2012, respectively. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties, a delay in a payment that was considered to be insignificant or there were no concessions granted.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Nonaccrual loans include loans that were modified and identified as TDRs and the loans are not performing.  At December 31, 2013 and 2012, nonaccrual troubled debt restructurings were as follows:

	2013	2012
Commercial	$442	$528
Real estate:
Single-family residential	190	-
Multi-family residential	1,701	2,082
Commercial:
Non-owner occupied	-	388
Owner occupied	238	288
Total	$2,571	$3,286

Nonaccrual loans at December 31, 2013 and 2012 did not include $3,517 and $3,684 respectively, in troubled debt restructurings where customers have established a sustained period of repayment performance, loans are current according to their modified terms and repayment of the remaining contractual payments is expected.  These loans are included in total impaired loans.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors.  Management analyzes loans individually by classifying the loans as to credit risk.  This analysis includes commercial, commercial real estate and multi-family residential real estate loans.  Internal loan reviews for these loan types are performed at least annually, and more often for loans with higher credit risk. Adjustments to loan risk ratings are based on the reviews and at any time information is received that may affect risk ratings.  The following definitions are used for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of CFBank’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that there will be some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, condition and values, highly questionable and improbable.

Loans not meeting the criteria to be classified into one of the above categories are considered to be not rated or pass-rated loans.  Loans listed as not rated are included in groups of homogeneous loans.  Past due information is the primary credit indicator for groups of homogenous loans.  Loans listed as pass-rated loans are loans that are subject to internal loan reviews and are determined not to meet the criteria required to be classified as special mention, substandard, doubtful or loss.  The recorded investment in loans by risk category and by class of loans as of December 31, 2013 and based on the most recent analysis performed follows.

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$228	$35,424	$921	$953	$37,526
Real estate:
Single-family residential	31,685	-	-	534	32,219
Multi-family residential	-	29,667	-	2,530	32,197
Commercial:
Non-owner occupied	3,170	34,834	556	4,561	43,121
Owner occupied	-	31,489	1,045	2,669	35,203
Land	87	2,023	-	3,318	5,428
Construction	2,115	9,350	-	-	11,465
Consumer:
Home equity lines of credit:
Originated for portfolio	12,828	-	-	154	12,982
Purchased for portfolio	1,285	-	414	170	1,869
Other	860	-	-	-	860
	$52,258	$142,787	$2,936	$14,889	$212,870

The recorded investment in loans by risk category and class of loans as of December 31, 2012 follows:

	Not Rated	Pass	Special Mention	Substandard	Total

Commercial	$285	$21,013	$2,637	$1,473	$25,408
Real estate:
Single-family residential	42,945	-	-	113	43,058
Multi-family residential	-	12,846	5,790	2,939	21,575
Commercial:
Non-owner occupied	322	21,147	2,995	5,486	29,950
Owner occupied	-	16,385	762	2,627	19,774
Land	119	987	434	3,028	4,568
Construction	-	14	-	-	14
Consumer:
Home equity lines of credit:
Originated for portfolio	10,719	-	-	-	10,719
Purchased for portfolio	1,800	-	435	9	2,244
Other	970	-	-	-	970
	$57,160	$72,392	$13,053	$15,675	$158,280